Disposal group held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of non-current assets and liabilities held for sale	As at 30 June 2025, the disposal group comprises net assets of $137m, detailed as follows:

As at
June
2025
US Dollar millions	Unaudited

Tangible assets	151
Right-of-use assets	11
Cash and cash equivalents	20
Trade receivables	20
Inventories	18
Assets held for sale	220

Lease liabilities	(8)
Trade and other payables	(41)
Environmental rehabilitation and other provisions	(34)
Liabilities held for sale	(83)